CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Current Assets
Cash and cash equivalents	$ 540,254	$ 298,485	$ 1,046,365
Accounts receivable, net	154,575	36,311	33,555
Inventory, net	727,263	363,008	12,075
Other current assets	451,344	275,731	96,251
Total Current Assets	1,873,436	973,535	1,188,246
Property and equipment	531,888	499,993	31,536
Call option		0	2,168,211
Goodwill	38,901,126	38,297,573	0
Intangible assets	10,802,442	9,834,269	3,211,037
Operating lease right-of-use assets - net	97,553
Other assets, net	33,804	30,621	7,824
TOTAL ASSETS	52,240,249	49,635,991	6,606,854
Current Liabilities
Accounts payable and accrued expenses	22,447,533	19,055,822	11,044,774
Notes payable, current	10,163,610	8,368,379	320,000
Loans from related parties	72,612	19,700	13,864,241
Operating lease liabilities - net of current portion	75,892	0
Deferred tax liability	1,502,122	1,502,122	0
Total Current Liabilities	34,261,769	28,946,023	25,229,015
Derivative liability	8,797,354	7,820,283	0
Common stock payable	215,793	1,123,188	0
Warrants to be issued	22,048	0	24,962,507
Total Liabilities	43,296,964	37,889,494	50,191,522
Redeemable non-controlling interest	4,073,898	4,073,898	0
Stockholders' Equity (Deficiency)
Common stock	44,335	62,290	22,430
Common stock payable		0	2,168,951
Additional paid-in capital	417,081,503	408,566,529	368,388,265
Accumulated deficit	(427,853,820)	(418,727,875)	(409,386,468)
Accumulated other comprehensive income	796,922	797,216	798,422
Non-controlling interest	14,800,447	16,974,439	(5,576,272)
Total Stockholders' Equity (Deficiency)	4,869,387	7,672,599	(43,584,668)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 52,240,249	49,635,991	6,606,854
Series H Convertible Preferred Stock
Stockholders' Equity (Deficiency)
Convertible Preferred Stock		0	3
Series I Convertible Preferred Stock
Stockholders' Equity (Deficiency)
Convertible Preferred Stock		$ 0	$ 1